OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER EXPENSES
Schedule of amounts recognized in other expenses line item of consolidated statements of income

	Year Ended December 31,
	2023	2022
Loss on disposal of property, plant and mine development (Note 9)	$26,759	$8,754
Interest income	(7,959)	(9,820)
Temporary suspension and other costs due to COVID-19	—	11,275
Acquisition costs (Note 5)	21,503	95,035
Environmental remediation	2,712	10,417
Other costs	23,254	25,647
Total other expenses	$66,269	$141,308